Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Intangible assets
Gross Carrying Amount	$ 60,598,690	$ 44,733,835
Accumulated Amortization	(11,159,595)	(5,937,573)
Licensed digital assets [Member]
Intangible assets
Gross Carrying Amount	60,598,690	44,733,835
Accumulated Amortization	$ (11,159,595)	$ (5,937,573)